Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Bank Credit And Loans [Abstract]
Schedule Of Short-Term Bank Credit And Loans

		December 31,
	Interest %	2012	2011
Short-term loans	2.5%	$-	$158
Short-term bank credit	3.42-5%	181	2,840
		$181	$2,998
Weighted average interest rate	2.40%